Loss Per Common Share - Additional information (Details)	1 Months Ended	12 Months Ended
	Jan. 24, 2021	Dec. 31, 2020
Antidilutive securities excluded from computation of earnings per share
Threshold Conversion Ratio of Stock	1
Class A common stock
Antidilutive securities excluded from computation of earnings per share
Threshold Conversion Ratio of Stock		1